Note 7 - Long-term Debt (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Restricted Cash	$ 6,961,050		$ 6,864,027
Interest Expense, Operating and Nonoperating	5,683,352	$ 7,877,401
Interest Costs Capitalized	$ 0	$ 115,788